Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,837,958	$ 4,837,958
Less accumulated depreciation	(426,320)	(345,448)
Property and equipment, net	4,411,638	4,492,510
Manufacturing Facility [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,789,773	3,789,773
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	731,515	731,515
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	238,666	238,666
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,631	27,631
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,378	48,378
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,995	$ 1,995